T. ROWE PRICE New Asia Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 30.1%
Common Stocks 21.1%
Alibaba Group Holding (HKD)  5,597,140 119,071
Busy Ming Group, Class H (HKD) (1) 101,800 5,356
China Pacific Insurance Group, Class H (HKD)  5,431,600 27,358
CRRC, Class H (HKD)  28,161,000 20,920
H World Group (HKD)  3,184,800 15,296
iQIYI, ADR (USD) (1)(2) 6,464,588 13,446
KE Holdings, Class A (HKD) (2) 3,239,255 20,592
Meituan, Class B (HKD) (1) 979,000 12,103
NetEase (HKD)  1,121,400 29,078
OmniVision Integrated Circuits Group, Class H (HKD) (1) 517,900 6,948
Shenzhou International Group Holdings (HKD)  2,521,700 20,056
Tencent Holdings (HKD)  2,027,960 155,873
Trip.com Group (HKD)  530,500 32,560
WuXi AppTec, Class H (HKD)  783,800 11,153
489,810
Common Stocks - China A Shares 9.0%
Contemporary Amperex Technology, A Shares (CNH)  433,000 21,819
Electric Connector Technology, A Shares (CNH)  4,150,256 25,441
Hongfa Technology, A Shares (CNH)  6,169,791 25,429
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  2,647,560 22,115
Jiangsu Zhongtian Technology, A Shares (CNH)  8,309,834 26,599
Luxshare Precision Industry, A Shares (CNH)  2,432,213 18,012
Sany Heavy Industry, A Shares (CNH)  7,076,420 22,295
Shenzhen Inovance Technology, A Shares (CNH)  3,679,288 39,512
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  293,103 7,967
209,189
Total China (Cost $479,012) 698,999
HONG KONG 3.8%
Common Stocks 3.8%
AIA Group  5,578,000 64,356
Techtronic Industries  1,716,500 23,433
Total Hong Kong (Cost $42,034) 87,789

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDIA 13.1%
Common Stocks 13.1%
Apollo Hospitals Enterprise  224,762 17,021
Bharti Airtel  2,434,243 52,207
HDFC Bank  3,836,374 38,790
HDFC Life Insurance  3,728,429 29,655
ICICI Bank  2,183,530 32,191
ICICI Prudential Asset Management  5,169 167
Infosys, ADR (USD) (2) 662,329 11,644
Kotak Mahindra Bank  5,716,740 25,371
Larsen & Toubro  606,541 25,952
Lodha Developers  1,588,234 16,799
MakeMyTrip (USD) (1)(2) 233,852 14,588
Reliance Industries  1,559,795 23,701
Swiggy (1) 4,354,213 14,681
Total India (Cost $277,547) 302,767
INDONESIA 0.8%
Common Stocks 0.8%
Bank Central Asia  19,903,800 8,794
Bank Rakyat Indonesia Persero  47,494,700 10,782
Total Indonesia (Cost $15,279) 19,576
PHILIPPINES 0.5%
Common Stocks 0.5%
BDO Unibank  5,084,631 11,654
Total Philippines (Cost $12,815) 11,654
SINGAPORE 6.5%
Common Stocks 6.5%
City Developments  3,004,600 21,893
DBS Group Holdings  1,298,260 60,346
Grab Holdings, Class A (USD) (1) 1,920,600 8,259
Sea, ADR (USD) (1) 185,013 21,552
Seatrium  4,977,600 8,255
Singapore Telecommunications  8,461,000 30,533
Total Singapore (Cost $85,185) 150,838

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 16.5%
Common Stocks 16.5%
Cosmax (1) 77,808 10,915
DB Insurance  326,213 32,207
Samsung Electronics  1,903,383 210,276
Samsung Fire & Marine Insurance  81,120 28,204
SK hynix  163,285 101,951
Total South Korea (Cost $114,754) 383,553
TAIWAN 24.6%
Common Stocks 24.6%
Airtac International Group  365,000 13,210
Delta Electronics  1,148,000 43,810
Hon Hai Precision Industry  7,679,000 53,080
Lotes  315,000 14,187
MediaTek  929,000 51,532
Taiwan Semiconductor Manufacturing  7,148,574 395,287
Total Taiwan (Cost $138,155) 571,106
THAILAND 1.6%
Common Stocks 1.6%
Bangkok Bank  2,132,000 10,700
Bangkok Dusit Medical Services, Class F  10,925,800 6,951
SCB X  1,587,000 6,826
True, NVDR  32,354,600 11,916
Total Thailand (Cost $36,174) 36,393
UNITED STATES 1.4%
Common Stocks 1.4%
Cognizant Technology Solutions, Class A  251,800 20,663
Coupang (1) 568,770 11,466
Total United States (Cost $30,498) 32,129

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  12,005,160 11,181
Total Vietnam (Cost $10,014) 11,181
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 32,192,696 32,193
Total Short-Term Investments (Cost $32,193) 32,193
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 17,155,536 17,156
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 17,156
Total Securities Lending Collateral (Cost $17,156) 17,156
Total Investments in Securities  101.5%
(Cost $1,290,816) $ 2,355,334
Other Assets Less Liabilities (1.5)% (35,383)
Net Assets 100.0% $ 2,319,951
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 285++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 285+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 40,638  ¤  ¤ $ 32,193
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 17,156
Total $ 49,349^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $285 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $49,349.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Asia Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Asia Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F39-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 101,618 $ 2,204,367 $ — $ 2,305,985
Short-Term Investments 32,193 — — 32,193
Securities Lending Collateral 17,156 — — 17,156
Total $ 150,967 $ 2,204,367 $ — $ 2,355,334